DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Deferred Revenue [Abstract]
Summary of Deferred Revenue	Deferred revenue consists of the following:

	December 31
(in US$ thousands)	2025	2024
Unused virtual points	$467	$479
Unamortized virtual items	87	86
Advances for pre-order items	4	13
	$558	$578